PROPERTY, EQUIPMENT AND SOFTWARE	12 Months Ended
Dec. 31, 2020
PROPERTY, EQUIPMENT AND SOFTWARE
PROPERTY, EQUIPMENT AND SOFTWARE

5. PROPERTY, EQUIPMENT AND SOFTWARE

Property, equipment and software consist of the following:

	As of December 31,
	2019	2020
	US$	US$
Machinery and laboratory equipment	3,462,343	4,150,822
Leasehold improvements	767,205	915,208
Electronic equipment	605,882	962,684
Furniture and tools	98,396	106,492
Vehicles	80,133	126,764
Software	71,056	95,586
Total property, equipment and software	5,085,015	6,357,556
Less: accumulated depreciation and amortization	(3,205,690)	(4,290,431)
Net book value	1,879,325	2,067,125

Depreciation and amortization expenses recognized for the years ended December 31, 2019 and 2020 were US$816,686 and US$858,408, respectively.